Stock Options and Warrants	12 Months Ended
Dec. 31, 2013
Stock Options and Warrants [Abstract]
STOCK OPTIONS AND WARRANTS
11 – STOCK OPTIONS AND WARRANTS

Share Based Compensation

The Company is in the process of establishing a non-qualified stock option plan. In advance of the actual establishment of the plan the Company has granted a total of one million (1,000,000) stock options to an officer. The grant date is that which an employer and its employee reach a mutual understanding of the key terms and conditions of a share-based payment arrangement. This is the date on which the employer becomes contingently obligated to issue equity instruments or transfer assets to the employee who renders the requisite service. The Company is obligated for this grant as adoption of a stock option plan and board approval is considered a mere formality.

Stock Options

During the year ended December 31, 2013, the Company recorded pre-tax compensation expense of $14,822 related to the Company’s 1,000,000 options as discussed above. As of December 31, 2013, there was approximately $206,300 of unrecognized compensation expense related to stock options, which will be recognized over the weighted-average remaining requisite service period of 1.9 years. There were no exercises of stock options for the year ended December 31, 2013.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The 1,000,000 options were valued at $221,121. The estimated value of stock options granted during the year ended December 31, 2013 was $0.22 per share, using the following assumptions:

2013
Dividend yield (1)	0.0%
Expected volatility (2)	116%
5 Year Bond interest rate (3)	1.20%
Expected life (4)	6.0

(1) Represents cash dividends paid as a percentage of the share price on the date of grant.
(2) Based on historical volatility of the Company’s common stock over the expected life of the options.
(3) Represents the U.S. Treasury rates over maturity periods matching the expected term of the options at the time of grant.
(4) The period of time that options granted is expected to be outstanding based upon the simplified method.

The following table summarizes stock option activity for the year ended December 31, 2013:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding at January 1, 2013	-	-
Granted	1,000,000	0.26	*	$-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2013	1,000,000	$0.26	*	$-
Exercisable at December 31, 2013	-	-	-	-

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of the fourth quarter of 2013 and the exercise price, multiplied by the number of in-the-money options).

* These 1,000,000 options were granted without a specified expiration term.

Warrants

2013

In connection with the promissory notes issued to Tonaquint on October 7, 2013 and October 17, 2013, the Company issued 350,000 and 175,000 warrants, respectively. (See Note 9)  As a result of the Series A Preferred Stock and warrant sale on November 12, 2013, the exercise price of both the 350,000 warrants and 175,000 warrants was reduced to $0.20 per share and an additional 525,000 warrants were issued to Tonaquint pursuant to full ratchet anti-dilution provisions.

On November 12, 2013 and in connection with the Series A Preferred Stock offering, the Company issued 27,000,000 warrants to investors and 1,890,000 warrants were issued as a fee to the placement agent all at an exercise price of $0.30 per share. (See Note 12)

Warrant activity for the year ended December 31, 2013 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2012	-	$-
Granted	29,415,000	0.30
Anti-dilution issuance	525,000	0.20
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2013	29,940,000	$0.30
Exercisable at December 31, 2013	29,940,000	$0.30
Aggregate intrinsic value		$52,500

All warrants were issued with an exercise term of 5 years.

Warrants outstanding have a weighted average remaining contractual life of 4.87 years as of December 31, 2013.